UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $868,767 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   143289  2154724 SH       SOLE                  2044669        0   110055
APPLIED MATLS INC              COM              038222105    66988  5855586 SH       SOLE                  5557402        0   298184
ASCENA RETAIL GROUP INC        COM              04351G101    96647  5232645 SH       SOLE                  4965907        0   266738
ASPEN TECHNOLOGY INC           COM              045327103    60771  2198650 SH       SOLE                  2080090        0   118560
COMFORT SYS USA INC            COM              199908104    36423  2995330 SH       SOLE                  2833702        0   161628
JOS A BANK CLOTHIERS INC       COM              480838101    57458  1349421 SH       SOLE                  1280919        0    68502
KNOLL INC                      COM NEW          498904200    66978  4360518 SH       SOLE                  4140894        0   219624
MONARCH CASINO & RESORT INC    COM              609027107     4924   451345 SH       SOLE                   393937        0    57408
MTS SYS CORP                   COM              553777103    11400   223842 SH       SOLE                   211219        0    12623
OPEN TEXT CORP                 COM              683715106    93801  1678380 SH       SOLE                  1592992        0    85388
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     1191    76460 SH       SOLE                    71276        0     5184
PROGRESS SOFTWARE CORP         COM              743312100    95314  4540909 SH       SOLE                  4309579        0   231330
QUANEX BUILDING PRODUCTS COR   COM              747619104    41483  2032484 SH       SOLE                  1928515        0   103969
WATERS CORP                    COM              941848103    92100  1057168 SH       SOLE                  1003588        0    53580